Short-Term Borrowings and Long-Term Debt (Short-Term Borrowings) (Parenthetical) (Detail)	Mar. 31, 2018	Mar. 31, 2017
Unsecured Loans Weighted Average Interest Rate 7.29%
Short-term Debt [Line Items]
Debt weighted-average interest rate		7.29%
Unsecured Loans Weighted Average Interest Rate 3.95%
Short-term Debt [Line Items]
Debt weighted-average interest rate	3.95%
Secured Loans Weighted Average Interest Rate 0.00%
Short-term Debt [Line Items]
Debt weighted-average interest rate		0.00%
Secured Loans Weighted Average Interest Rate 0.12%
Short-term Debt [Line Items]
Debt weighted-average interest rate	0.12%
Repurchase agreement, weighted average interest rate of 0.01%
Short-term Debt [Line Items]
Debt weighted-average interest rate		0.01%
Repurchase agreement, weighted average interest rate 0.18%
Short-term Debt [Line Items]
Debt weighted-average interest rate	0.18%
Secured Call Money Weighted Average Interest Rate 0.08%
Short-term Debt [Line Items]
Debt weighted-average interest rate		(0.08%)
Secured Call Money Weighted Average Interest Rate 0.07%
Short-term Debt [Line Items]
Debt weighted-average interest rate	(0.07%)